Securities Act File No. 333-121690

Investment Company Act File No. 811-21691

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/  /

Pre-Effective Amendment No.

/  /

Post-Effective Amendment No.

  12

/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /  /

Amendment No.

  14

/ X /

(Check appropriate box or boxes.)

Adirondack Funds

(Exact Name of Registrant as Specified in Charter)

2390 Western Avenue, Guilderland, NY  12084

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 439-7507

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, 17th Floor, Columbus, Ohio  43215

It is proposed that this filing will become effective:

/   / immediately upon filing pursuant to paragraph (b)

/X/ on August 1, 2012 pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/__/ on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ………………………………………….XBRL Taxonomy Extension Presentation Linkbase